Financial Instruments - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Cash flow hedging reserve description	The related hedge transactions for balance in cash flow hedging reserves as of March 31, 2018 are expected to occur and be reclassified to the consolidated statement of income over a period of two years.
Description of concentration of risk	No single customer accounted for more than 10% of the accounts receivable as of March 31, 2017 and 2018 or for revenues for the year ended March 31, 2016, 2017 and 2018.
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Increase/decrease in spot exchange rate of the Indian rupee with the U.S. dollar	100000000.00%	100000000.00%
Decrease/increase in the fair value of foreign currency dollar denominated derivative instruments	₨ 162	₨ 69
Increase/decrease in respective foreign currencies compared to functional currency	1.00%	1.00%
Currency risk [member] | Indian Rupee [member]
Disclosure of detailed information about financial instruments [line items]
Decrease/increase in the fair value of foreign currency dollar denominated derivative instruments	₨ 1,500	₨ 1,155
Decrease/increase in the fair value of foreign currency dollar denominated derivative instruments in statement of income	414	139
Decrease/increase in the fair value of foreign currency dollar denominated derivative instruments in other comprehensive income	1,086	₨ 1,016
Interest rate risk [member] | Floating Interest Rate [member]
Disclosure of detailed information about financial instruments [line items]
Annual interest expense	₨ 1,186